UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Mortgage Backed Securities Central Fund

November 30, 2016

MBSCEN-QTLY-0117
1.841407.110

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 104.6%
	Principal Amount	Value
Fannie Mae - 64.6%
2.38% 1/1/35 (a)	5,316	5,494
2.408% 1/1/35 (a)	366,585	378,847
2.415% 10/1/33 (a)	3,617	3,731
2.439% 2/1/33 (a)	1,452	1,499
2.445% 3/1/35 (a)	40,190	41,571
2.459% 12/1/34 (a)	94,595	97,798
2.5% 2/1/28 to 8/1/43	77,278,552	76,784,847
2.5% 12/1/31 (b)	136,550,000	137,072,727
2.5% 10/1/34 (a)	2,423	2,491
2.53% 1/1/35 (a)	261,131	271,582
2.532% 7/1/35 (a)	32,358	33,526
2.54% 6/1/42 (a)	445,388	461,721
2.566% 10/1/33 (a)	27,807	28,760
2.57% 4/1/37 (a)	147,588	153,696
2.6% 6/1/47 (a)	168,753	177,989
2.615% 12/1/34 (a)	15,002	15,644
2.666% 3/1/40 (a)	616,405	650,308
2.685% 12/1/39 (a)	341,419	361,257
2.69% 3/1/37 (a)	46,613	48,784
2.691% 7/1/35 (a)	166,427	174,907
2.695% 2/1/42 (a)	2,163,611	2,248,157
2.728% 3/1/33 (a)	139,314	145,450
2.73% 7/1/34 (a)	55,742	57,960
2.761% 6/1/36 (a)	469,170	496,023
2.761% 1/1/42 (a)	1,731,691	1,801,230
2.786% 10/1/33 (a)	154,772	163,403
2.8% 5/1/36 (a)	291,312	306,950
2.802% 6/1/36 (a)	69,309	72,387
2.815% 9/1/36 (a)	63,493	66,307
2.822% 11/1/36 (a)	125,621	131,960
2.833% 3/1/35 (a)	89,370	94,358
2.85% 7/1/43 (a)	10,507,045	10,883,224
2.861% 9/1/36 (a)	126,860	132,691
2.943% 9/1/41 (a)	265,585	275,874
2.964% 5/1/35 (a)	317,845	333,403
2.969% 5/1/36 (a)	203,882	215,086
2.973% 11/1/40 (a)	222,938	234,733
2.975% 10/1/41 (a)	134,362	139,658
2.985% 7/1/34 (a)	349,531	370,619
3% 12/1/26 to 9/1/46	552,266,855	554,483,776
3% 12/1/46 (b)	122,900,000	122,256,692
3% 12/1/46 (b)	35,250,000	35,065,487
3% 12/1/46 (b)	152,400,000	151,602,277
3% 12/1/46 (b)	85,900,000	85,450,365
3% 12/1/46 (b)	47,900,000	47,649,272
3% 12/1/46 (b)	45,500,000	45,261,835
3% 12/1/46 (b)	125,700,000	125,042,036
3% 12/1/46 (b)	66,550,000	66,201,651
3% 12/1/46 (b)	65,750,000	65,405,838
3.032% 8/1/41 (a)	1,349,930	1,397,410
3.059% 9/1/35 (a)	96,167	99,619
3.065% 9/1/41 (a)	491,793	523,160
3.236% 7/1/41 (a)	413,485	434,869
3.352% 10/1/41 (a)	230,160	240,583
3.468% 12/1/40 (a)	15,934,927	16,743,156
3.5% 11/1/25 to 9/1/46	1,072,804,155	1,106,059,630
3.5% 12/1/46 (b)	71,600,000	73,451,533
3.5% 12/1/46 (b)	25,750,000	26,415,880
3.5% 12/1/46 (b)	97,350,000	99,867,413
3.5% 12/1/46 (b)	13,500,000	13,849,102
3.5% 12/1/46 (b)	32,400,000	33,237,845
3.54% 7/1/41 (a)	524,423	547,086
4% 9/1/24 to 8/1/46	749,859,399	792,062,979
4% 12/1/46 (b)	30,200,000	31,768,984
4% 12/1/46 (b)	30,200,000	31,768,984
4.5% 4/1/21 to 9/1/45	180,926,507	196,089,340
5% 3/1/18 to 3/1/45	177,789,454	196,974,796
5.202% 7/1/37 (a)	70,149	73,638
5.255% 8/1/41	4,078,111	4,480,102
5.5% 12/1/17 to 9/1/41	85,299,352	96,543,355
6% 2/1/17 to 1/1/42	39,344,267	44,532,765
6.309% 2/1/39	9,200,035	10,109,926
6.5% 1/1/17 to 4/1/37	3,119,403	3,532,411
7% 9/1/21 to 7/1/37	2,528,703	2,918,708
7.5% 12/1/22 to 2/1/32	1,099,882	1,284,035
8% 12/1/17 to 3/1/37	25,263	30,336
8.5% 1/1/17 to 8/1/23	684	762
9.5% 6/1/18 to 2/1/25	17,363	18,290
		4,318,412,578
Freddie Mac - 25.8%
2% 8/1/37 (a)	63,094	64,251
2.2% 3/1/37 (a)	30,558	31,653
2.415% 1/1/36 (a)	145,739	150,726
2.478% 3/1/36 (a)	279,294	289,456
2.5% 7/1/31	11,558,875	11,618,928
2.555% 2/1/37 (a)	317,301	329,568
2.57% 3/1/35 (a)	122,815	126,444
2.59% 3/1/36 (a)	306,844	319,581
2.603% 6/1/33 (a)	360,410	376,944
2.625% 5/1/37 (a)	62,258	65,852
2.66% 8/1/37 (a)	141,051	147,127
2.668% 4/1/37 (a)	67,115	70,773
2.72% 12/1/35 (a)	295,928	307,026
2.792% 11/1/35 (a)	266,043	277,155
2.885% 6/1/37 (a)	44,162	46,459
2.888% 6/1/33 (a)	1,024,940	1,081,101
2.899% 3/1/35 (a)	1,649,422	1,748,617
2.915% 6/1/37 (a)	410,576	432,858
2.925% 6/1/37 (a)	52,319	54,438
2.936% 5/1/37 (a)	79,533	82,842
2.953% 10/1/35 (a)	221,385	231,809
2.989% 4/1/36 (a)	331,876	349,451
3% 10/1/28 to 6/1/46	241,378,672	243,641,544
3% 12/1/46 (b)	55,700,000	55,369,281
3% 12/1/46 (b)	84,550,000	84,047,984
3% 12/1/46 (b)	48,200,000	47,913,813
3% 12/1/46 (b)	78,200,000	77,735,688
3.021% 10/1/36 (a)	549,369	577,098
3.07% 9/1/41 (a)	2,539,685	2,637,078
3.072% 6/1/37 (a)	88,808	93,774
3.072% 10/1/42 (a)	1,415,113	1,486,679
3.075% 12/1/36 (a)	552,085	588,343
3.139% 3/1/33 (a)	3,650	3,867
3.17% 6/1/36 (a)	87,302	92,598
3.183% 9/1/41 (a)	312,351	325,382
3.22% 4/1/37 (a)	15,515	16,490
3.221% 4/1/41 (a)	275,998	286,436
3.28% 6/1/41 (a)	332,457	349,808
3.295% 7/1/36 (a)	117,445	125,158
3.309% 7/1/41 (a)	1,597,824	1,664,492
3.404% 5/1/41 (a)	254,045	270,282
3.428% 12/1/40 (a)	8,443,001	8,834,264
3.5% 6/1/27 to 9/1/46 (c)(d)(e)	622,003,223	642,887,570
3.621% 6/1/41 (a)	414,117	435,371
3.666% 5/1/41 (a)	384,951	405,431
3.849% 10/1/35 (a)	63,795	67,985
4% 6/1/33 to 4/1/46	361,417,199	381,953,233
4.5% 6/1/25 to 1/1/45	61,584,898	66,613,030
5% 6/1/20 to 7/1/41	46,676,954	51,892,599
5.139% 4/1/38 (a)	306,162	323,780
5.5% 10/1/17 to 4/1/41	20,636,401	23,196,315
6% 2/1/17 to 12/1/37	4,043,070	4,569,004
6.5% 3/1/17 to 9/1/39	7,420,610	8,475,951
7% 6/1/21 to 9/1/36	2,349,978	2,725,397
7.5% 6/1/26 to 6/1/32	46,548	54,750
8% 4/1/17 to 1/1/37	66,016	78,427
8.5% 9/1/19 to 9/1/29	73,653	85,674
9% 5/1/17 to 10/1/20	85	90
9.5% 5/1/21 to 7/1/21	386	418
10% 11/15/18 to 11/1/20	144	155
11% 7/1/19 to 9/1/20	49	53
		1,728,028,351
Ginnie Mae - 14.2%
3% 5/15/42 to 9/20/46	68,615,256	69,859,475
3.5% 11/15/40 to 7/20/46 (c)	423,926,419	443,051,625
4% 2/15/39 to 11/20/45	187,390,552	200,151,579
4.5% 6/20/33 to 8/15/41	159,211,221	172,910,151
5% 12/15/32 to 9/15/41	40,542,410	45,331,848
5.5% 4/15/29 to 9/15/39	6,205,863	7,097,942
6% 10/15/30 to 5/15/40	6,482,233	7,441,273
6.5% 3/20/31 to 11/15/37	715,887	823,045
7% 10/15/22 to 3/15/33	2,321,032	2,712,752
7.5% 4/15/17 to 9/15/31	1,066,820	1,230,760
8% 4/15/17 to 11/15/29	355,781	408,124
8.5% 10/15/21 to 1/15/31	66,015	78,181
9% 8/15/19 to 1/15/23	2,398	2,598
9.5% 12/15/20 to 2/15/25	929	1,021
10.5% 10/20/17 to 1/15/18	825	847
11% 9/20/19	999	1,090
		951,102,311
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,058,435,650)		6,997,543,240

Collateralized Mortgage Obligations - 9.2%
U.S. Government Agency - 9.2%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1.3842% 2/25/32 (a)	48,782	49,299
Series 2002-39 Class FD, 1.5546% 3/18/32 (a)	81,342	82,701
Series 2002-60 Class FV, 1.5842% 4/25/32 (a)	102,529	104,432
Series 2002-63 Class FN, 1.5842% 10/25/32 (a)	135,701	138,159
Series 2002-7 Class FC, 1.3342% 1/25/32 (a)	49,634	50,063
Series 2002-94 Class FB, 0.9842% 1/25/18 (a)	26,753	26,791
Series 2003-118 Class S, 7.5158% 12/25/33 (a)(f)(g)	1,597,976	405,210
Series 2006-104 Class GI, 6.0958% 11/25/36 (a)(f)(g)	1,181,498	232,288
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	71,004	76,439
Series 1993-207 Class H, 6.5% 11/25/23	878,462	963,152
Series 1996-28 Class PK, 6.5% 7/25/25	281,829	309,444
Series 1999-17 Class PG, 6% 4/25/29	764,599	824,635
Series 1999-32 Class PL, 6% 7/25/29	704,405	760,877
Series 1999-33 Class PK, 6% 7/25/29	478,323	517,612
Series 2001-52 Class YZ, 6.5% 10/25/31	56,652	65,211
Series 2003-28 Class KG, 5.5% 4/25/23	504,788	538,946
Series 2004-21 Class QE, 4.5% 11/25/32	35,749	36,014
Series 2005-102 Class CO, 11/25/35 (h)	409,008	362,522
Series 2005-73 Class SA, 16.031% 8/25/35 (a)(g)	151,060	187,523
Series 2005-81 Class PC, 5.5% 9/25/35	775,565	869,871
Series 2006-12 Class BO, 10/25/35 (h)	1,816,717	1,698,601
Series 2006-37 Class OW, 5/25/36 (h)	181,257	163,289
Series 2006-45 Class OP, 6/25/36 (h)	543,932	479,026
Series 2006-62 Class KP, 4/25/36 (h)	819,564	742,766
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	146,655	169,639
Series 1999-25 Class Z, 6% 6/25/29	591,875	659,139
Series 2001-20 Class Z, 6% 5/25/31	803,707	885,869
Series 2001-31 Class ZC, 6.5% 7/25/31	413,907	469,032
Series 2002-16 Class ZD, 6.5% 4/25/32	227,873	259,577
Series 2002-74 Class SV, 6.9658% 11/25/32 (a)(f)	1,018,226	181,573
Series 2012-17 Class BC, 3.5% 3/25/27	5,391,000	5,513,785
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	2,811,285	339,544
Series 06-116 Class SG, 6.0558% 12/25/36 (a)(f)(g)	811,114	173,025
Series 07-40 Class SE, 5.8558% 5/25/37 (a)(f)(g)	467,142	94,695
Series 1993-165 Class SH, 18.1473% 9/25/23 (a)(g)	35,745	45,989
Series 2003-21 Class SK, 7.5158% 3/25/33 (a)(f)(g)	122,421	26,540
Series 2003-35 Class TQ, 6.9158% 5/25/18 (a)(f)(g)	31,243	1,132
Series 2005-72 Class ZC, 5.5% 8/25/35	5,336,002	5,877,316
Series 2007-57 Class SA, 37.1147% 6/25/37 (a)(g)	386,466	796,968
Series 2007-66:
Class SA, 36.0947% 7/25/37 (a)(g)	571,317	1,137,017
Class SB, 36.0947% 7/25/37 (a)(g)	247,367	457,925
Series 2008-12 Class SG, 5.7658% 3/25/38 (a)(f)(g)	3,186,628	595,522
Series 2009-114 Class AI, 5% 12/25/23 (f)	217,914	2,955
Series 2009-16 Class SA, 5.6658% 3/25/24 (a)(f)(g)	16,060	187
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	121,229	3,328
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	258,570	15,688
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	382,329	22,505
Series 2010-112 Class SG, 5.7758% 6/25/21 (a)(f)(g)	285,920	14,395
Series 2010-12 Class AI, 5% 12/25/18 (f)	664,424	18,407
Series 2010-135 Class LS, 5.4658% 12/25/40 (a)(f)(g)	2,940,464	501,440
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	2,801,048	335,794
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	217,682	8,851
Series 2010-23:
Class AI, 5% 12/25/18 (f)	240,765	5,764
Class HI, 4.5% 10/25/18 (f)	210,793	5,928
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	608,394	16,042
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	892,188	60,151
Series 2011-110 Class SA, 6.0258% 4/25/41 (a)(f)(g)	7,010,722	1,093,164
Series 2011-112 Class SA, 5.9658% 11/25/41 (a)(f)(g)	6,804,217	1,288,713
Series 2011-123 Class SD, 6.0158% 8/25/39 (a)(f)(g)	6,142,177	920,268
Series 2011-39 Class ZA, 6% 11/25/32	2,006,170	2,261,391
Series 2011-67 Class AI, 4% 7/25/26 (f)	867,609	92,348
Series 2011-83 Class DI, 6% 9/25/26 (f)	1,295,674	141,273
Series 2012-100 Class WI, 3% 9/25/27 (f)	9,877,563	994,855
Series 2012-14 Class JS, 6.0658% 12/25/30 (a)(f)(g)	3,763,739	689,432
Series 2012-47 Class SD, 5.8658% 5/25/42 (a)(f)(g)	14,188,425	2,846,669
Series 2012-9 Class SH, 5.9658% 6/25/41 (a)(f)(g)	5,773,973	875,169
Series 2013-133 Class IB, 3% 4/25/32 (f)	6,759,820	663,193
Series 2013-51 Class GI, 3% 10/25/32 (f)	2,145,092	236,092
Series 2013-N1 Class A, 6.1358% 6/25/35 (a)(f)(g)	2,473,324	477,816
Series 2014-68 Class ID, 3.5% 3/25/34 (f)	5,189,563	625,245
Series 2015-42 Class LS, 5.6158% 6/25/45 (a)(f)(g)	13,504,413	2,335,910
Series 2015-70 Class JC, 3% 10/25/45	15,228,507	15,613,056
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (f)	78,768	2,827
Class 5, 5.5% 7/25/33 (f)	433,006	99,901
Series 343 Class 16, 5.5% 5/25/34 (f)	363,296	66,794
Series 348 Class 14, 6.5% 8/25/34 (a)(f)	268,491	65,538
Series 351:
Class 12, 5.5% 4/25/34 (a)(f)	178,660	36,753
Class 13, 6% 3/25/34 (f)	232,112	46,416
Series 359 Class 19, 6% 7/25/35 (a)(f)	163,079	31,692
Series 384 Class 6, 5% 7/25/37 (f)	2,016,369	438,426
Freddie Mac:
floater:
Series 2412 Class FK, 1.3382% 1/15/32 (a)	37,868	38,278
Series 2423 Class FA, 1.4382% 3/15/32 (a)	53,775	54,581
Series 2424 Class FM, 1.5382% 3/15/32 (a)	59,762	60,889
Series 2432:
Class FE, 1.4382% 6/15/31 (a)	95,514	96,983
Class FG, 1.4382% 3/15/32 (a)	30,943	31,402
Series 3346 Class FA, 0.7682% 2/15/19 (a)	123,119	123,147
floater target amortization class Series 3366 Class FD, 0.7882% 5/15/37 (a)	2,240,635	2,228,942
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (h)	1,568,459	1,362,722
Series 2095 Class PE, 6% 11/15/28	835,779	905,590
Series 2101 Class PD, 6% 11/15/28	79,803	86,150
Series 2121 Class MG, 6% 2/15/29	340,907	368,391
Series 2131 Class BG, 6% 3/15/29	2,331,035	2,525,130
Series 2137 Class PG, 6% 3/15/29	370,074	408,358
Series 2154 Class PT, 6% 5/15/29	583,270	629,795
Series 2162 Class PH, 6% 6/15/29	141,540	155,605
Series 2425 Class JH, 6% 3/15/17	5,183	5,207
Series 2520 Class BE, 6% 11/15/32	772,916	836,819
Series 2585 Class KS, 7.0618% 3/15/23 (a)(f)(g)	47,684	5,195
Series 2693 Class MD, 5.5% 10/15/33	2,093,030	2,355,425
Series 2802 Class OB, 6% 5/15/34	1,439,672	1,585,936
Series 2937 Class KC, 4.5% 2/15/20	1,358,933	1,394,884
Series 2962 Class BE, 4.5% 4/15/20	1,519,390	1,571,734
Series 3002 Class NE, 5% 7/15/35	2,130,931	2,296,415
Series 3110 Class OP, 9/15/35 (h)	1,012,295	937,309
Series 3119 Class PO, 2/15/36 (h)	1,786,869	1,590,355
Series 3121 Class KO, 3/15/36 (h)	320,562	283,952
Series 3123 Class LO, 3/15/36 (h)	1,011,136	896,020
Series 3145 Class GO, 4/15/36 (h)	958,262	832,805
Series 3189 Class PD, 6% 7/15/36	2,200,330	2,486,875
Series 3225 Class EO, 10/15/36 (h)	576,978	507,891
Series 3258 Class PM, 5.5% 12/15/36	960,417	1,055,559
Series 3415 Class PC, 5% 12/15/37	780,386	832,558
Series 3786 Class HI, 4% 3/15/38 (f)	2,623,662	269,534
Series 3806 Class UP, 4.5% 2/15/41	5,333,820	5,625,613
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,704,314
sequential payer:
Series 2135 Class JE, 6% 3/15/29	173,183	187,034
Series 2274 Class ZM, 6.5% 1/15/31	193,844	219,461
Series 2281 Class ZB, 6% 3/15/30	467,412	503,583
Series 2303 Class ZV, 6% 4/15/31	199,182	215,842
Series 2357 Class ZB, 6.5% 9/15/31	1,404,275	1,604,744
Series 2502 Class ZC, 6% 9/15/32	407,094	442,847
Series 2519 Class ZD, 5.5% 11/15/32	665,716	714,697
Series 2546 Class MJ, 5.5% 3/15/23	313,750	331,033
Series 2601 Class TB, 5.5% 4/15/23	149,385	160,690
Series 2998 Class LY, 5.5% 7/15/25	435,111	468,435
Series 06-3115 Class SM, 6.0618% 2/15/36 (a)(f)(g)	652,095	136,164
Series 2013-4281 Class AI, 4% 12/15/28 (f)	9,078,454	861,520
Series 2844:
Class SC, 43.3019% 8/15/24 (a)(g)	19,227	30,247
Class SD, 79.4538% 8/15/24 (a)(g)	28,287	59,565
Series 2935 Class ZK, 5.5% 2/15/35	6,380,684	7,179,444
Series 2947 Class XZ, 6% 3/15/35	2,487,357	2,760,406
Series 3055 Class CS, 6.0518% 10/15/35 (a)(f)	937,701	193,311
Series 3237 Class C, 5.5% 11/15/36	5,943,318	6,726,720
Series 3244 Class SG, 6.1218% 11/15/36 (a)(f)(g)	2,246,338	435,942
Series 3284 Class CI, 5.5818% 3/15/37 (a)(f)	5,152,548	906,985
Series 3287 Class SD, 6.2118% 3/15/37 (a)(f)(g)	3,383,195	714,842
Series 3297 Class BI, 6.2218% 4/15/37 (a)(f)(g)	4,966,678	1,073,629
Series 3336 Class LI, 6.0418% 6/15/37 (a)(f)	1,638,771	292,425
Series 3772 Class BI, 4.5% 10/15/18 (f)	739,241	20,598
Series 3949 Class MK, 4.5% 10/15/34	1,502,921	1,593,666
Series 4055 Class BI, 3.5% 5/15/31 (f)	6,638,422	704,510
Series 4149 Class IO, 3% 1/15/33 (f)	942,079	120,893
Series 4314 Class AI, 5% 3/15/34 (f)	2,744,586	361,977
Series 4427 Class LI, 3.5% 2/15/34 (f)	10,721,541	1,276,597
Series 4471 Class PA 4% 12/15/40	19,717,772	20,660,483
Series 4476 Class IA, 3.5% 1/15/32 (f)	12,518,102	1,113,647
target amortization class Series 2156 Class TC, 6.25% 5/15/29	474,222	515,294
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.4382% 2/15/24 (a)	189,224	191,355
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	308,265	338,475
Series 2056 Class Z, 6% 5/15/28	648,972	701,588
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	15,301,690	16,324,672
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.1479% 6/16/37 (a)(f)(g)	967,891	200,803
Series 2010-H03 Class FA, 1.0859% 3/20/60 (a)(i)	11,379,035	11,349,099
Series 2010-H17 Class FA, 0.8659% 7/20/60 (a)(i)	1,243,495	1,229,834
Series 2010-H18 Class AF, 0.8311% 9/20/60 (a)(i)	1,530,356	1,512,240
Series 2010-H19 Class FG, 0.8311% 8/20/60 (a)(i)	1,699,213	1,679,423
Series 2010-H27 Series FA, 0.9111% 12/20/60 (a)(i)	3,093,711	3,064,994
Series 2011-H05 Class FA, 1.0311% 12/20/60 (a)(i)	4,897,156	4,875,888
Series 2011-H07 Class FA, 1.0311% 2/20/61 (a)(i)	9,421,467	9,383,053
Series 2011-H12 Class FA, 1.0211% 2/20/61 (a)(i)	12,459,075	12,403,598
Series 2011-H13 Class FA, 1.0311% 4/20/61 (a)(i)	4,605,580	4,585,879
Series 2011-H14:
Class FB, 1.0311% 5/20/61 (a)(i)	5,540,705	5,514,062
Class FC, 1.0311% 5/20/61 (a)(i)	4,816,187	4,794,357
Series 2011-H17 Class FA, 1.0611% 6/20/61 (a)(i)	6,317,276	6,297,152
Series 2011-H20 Class FA, 1.0811% 9/20/61 (a)(i)	13,545,657	13,506,227
Series 2011-H21 Class FA, 1.1311% 10/20/61 (a)(i)	7,044,231	7,036,642
Series 2012-H01 Class FA, 1.2311% 11/20/61 (a)(i)	6,054,999	6,068,590
Series 2012-H03 Class FA, 1.2311% 1/20/62 (a)(i)	3,856,051	3,864,695
Series 2012-H06 Class FA, 1.1611% 1/20/62 (a)(i)	5,882,121	5,881,454
Series 2012-H07 Class FA, 1.1611% 3/20/62 (a)(i)	3,550,651	3,551,575
Series 2012-H23 Class WA, 1.0511% 10/20/62 (a)(i)	188,591	187,824
Series 2012-H26, Class CA, 1.0611% 7/20/60 (a)(i)	12,258,175	12,228,181
Series 2013-H07 Class BA, 0.8911% 3/20/63 (a)(i)	226,277	223,910
Series 2014-H03 Class FA, 1.1311% 1/20/64 (a)(i)	5,649,570	5,642,888
Series 2014-H05 Class FB, 1.1311% 12/20/63 (a)(i)	14,871,277	14,851,739
Series 2014-H11 Class BA, 1.0311% 6/20/64 (a)(i)	4,712,718	4,690,142
Series 2015-H07 Class FA, 0.3% 3/20/65 (a)(i)	19,365,023	19,297,596
Series 2015-H13 Class FL, 0.8111% 5/20/63 (a)(i)	24,479,690	24,449,911
Series 2015-H19 Class FA, 0.7311% 4/20/63 (a)(i)	21,242,263	21,195,677
Series 2016-H20 Class FM, 0.9311% 12/20/62 (a)(i)	28,194,419	28,184,833
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	818,444	915,940
Series 1997-8 Class PE, 7.5% 5/16/27	340,001	395,334
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	2,094,116	258,552
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	3,228,702	3,537,618
Series 2016-H02 Class FM, 1.0311% 9/20/62 (a)(i)	46,422,678	46,428,541
Series 2016-H04 Class FE, 1.1811% 11/20/65 (a)(i)	11,403,146	11,417,024
Series 2004-32 Class GS, 5.9579% 5/16/34 (a)(f)(g)	504,820	97,039
Series 2004-73 Class AL, 6.6579% 8/17/34 (a)(f)(g)	631,030	148,676
Series 2007-35 Class SC, 36.9476% 6/16/37 (a)(g)	40,727	77,668
Series 2010-14 Class SN, 5.4079% 2/16/40 (a)(f)(g)	4,062,206	695,961
Series 2010-H10 Class FA, 0.8659% 5/20/60 (a)(i)	3,886,946	3,844,957
Series 2011-94 Class SA, 5.5382% 7/20/41 (a)(f)(g)	2,749,324	456,185
Series 2012-76 Class GS, 6.1579% 6/16/42 (a)(f)(g)	1,975,629	378,195
Series 2012-97 Class JS, 5.7079% 8/16/42 (a)(f)(g)	6,500,185	1,101,681
Series 2013-124:
Class ES, 7.9176% 4/20/39 (a)(g)	5,995,710	6,410,109
Class ST, 8.051% 8/20/39 (a)(g)	11,546,279	12,724,716
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	54,888,308	55,613,915
Series 2015-H17:
Class GZ, 4.4408% 5/20/65 (a)(i)	758,619	817,031
Class HA, 2.5% 5/20/65 (i)	23,632,767	23,958,528
Series 2015-H21 Class HA, 2.5% 6/20/63 (i)	1,236,412	1,254,003
Series 2016-H13 Class FB, 1.18% 5/20/66 (a)(i)	39,257,745	39,164,944
		617,066,101
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $616,143,749)		617,066,101

Commercial Mortgage Securities - 0.2%
Freddie Mac Series K723 Class A1, 2.292% 4/25/23
(Cost $13,598,889)	13,334,000	13,353,853
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.39% (j)
(Cost $241,155,643)	241,105,029	241,153,250
TOTAL INVESTMENT PORTFOLIO - 117.6%
(Cost $7,929,333,931)		7,869,116,444
NET OTHER ASSETS (LIABILITIES) - (17.6)%		(1,178,599,524)
NET ASSETS - 100%		$6,690,516,920

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/46	$(48,200,000)	$(47,947,702)
3% 12/1/46	(78,200,000)	(77,790,670)
3.5% 12/1/46	(190,500,000)	(195,426,216)
3.5% 12/1/46	(97,350,000)	(99,867,413)
3.5% 12/1/46	(151,400,000)	(155,315,113)
4% 12/1/46	(124,500,000)	(130,968,161)
4% 12/1/46	(30,200,000)	(31,768,984)
TOTAL TBA SALE COMMITMENTS
(Proceeds $742,120,409)		$(739,084,259)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
549 CBOT 10-Year U.S. Treasury Note Contracts (United States)	March 2017	68,359,078	$204,722
111 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	24,066,188	13,659
79 CBOT 5-Year U.S. Treasury Note Contracts (United States)	March 2017	9,309,656	20,826
137 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2017	20,725,531	68,205
TOTAL FUTURES CONTRACTS			$307,412

The face value of futures sold as a percentage of Net Assets is 1.8%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Dec. 2026	$44,600,000	3-month LIBOR	1.75%	$2,772,879	$0	$2,772,879
LCH	Dec. 2046	2,500,000	3-month LIBOR	2.25%	353,552	0	353,552

TOTAL INTEREST RATE SWAPS					$3,126,431	$0	$3,126,431

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,797,838.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,316,245.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $12,338,600.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$324,577
Total	$324,577

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$6,997,543,240	$--	$6,997,543,240	$--
Collateralized Mortgage Obligations	617,066,101	--	617,066,101	--
Commercial Mortgage Securities	13,353,853	--	13,353,853	--
Money Market Funds	241,153,250	241,153,250	--	--
Total Investments in Securities:	$7,869,116,444	$241,153,250	$7,627,963,194	$--
Derivative Instruments:
Assets
Futures Contracts	$307,412	$307,412	$--	$--
Swaps	3,126,431	--	3,126,431	--
Total Assets	$3,433,843	$307,412	$3,126,431	$--
Total Derivative Instruments:	$3,433,843	$307,412	$3,126,431	$--
Other Financial Instruments:
TBA Sale Commitments	$(739,084,259)	$--	$(739,084,259)	$--
Total Other Financial Instruments:	$(739,084,259)	$--	$(739,084,259)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations,commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $7,929,461,642. Net unrealized depreciation aggregated $60,345,198 of which $38,260,356 related to appreciated investment securities and $98,605,554 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017